Insurance risk management	12 Months Ended
Dec. 31, 2025
Insurance Risk Management [Abstract]
Insurance Risk Management
5. INSURANCE RISK MANAGEMENT
(1) Insurance risk management of Tongyang Life Insurance Co., Ltd.
1) Overview of insurance risk
“Insurance risk” refers to situations in which insurance benefit payments exceed the level anticipated when premiums were set, due to unexpected events or changes in economic conditions. Tongyang Life Insurance Co., Ltd. manages insurance risk using the measure “net insurance contract liabilities – net insurance contract assets.” Under the Risk-Based Capital (RBC) framework, insurance risk is categorized into sub-risks such as death risk, longevity risk, disability/disease risk, lapse risk, operating expense risk, and catastrophe risk. The amounts for death risk, longevity risk, disability/disease risk, lapse risk, and operating expense risk are measured using shock scenario methods applied to actuarial assumptions related to each risk, while catastrophe risk is measured using a risk-factor approach. The shock scenario method calculates the change in net asset value that results when scenario-based changes are applied to the underlying assumptions used for the fair valuation of assets and liabilities. In contrast, the risk-factor method derives the risk amount by multiplying a predetermined risk factor by a specific exposure.
Accordingly, Tongyang Life Insurance Co., Ltd. manages insurance risk based on actuarial assumptions, interest rates, and other financial market indicators considered to have a significant impact on the amount, timing, and uncertainty of future cash flows related to insurance contracts.

Category	Estimates and financial index	Remark
Actuarial estimate	Risk rate estimate	Death, longevity, physical impediment and disease
	Lapse rate estimate	Lapse risk
	Operating expense rate estimate	Operating expense risk
	Other estimate	Policyholder behavior estimate and others
Financial market index	Interest rate	Interest-linked future cash flows of insurance contracts and the discount rates used for present value calculations
	Share price	Share-linked future cash flows of insurance contracts
	Exchange rate	Exchange rate-linked future cash flows of insurance contracts

2) Insurance risk management policy
In order to manage insurance risk—defined as the uncertainty of the total amount and timing of claims arising from insured events—Tongyang Life Insurance uses underwriting and reinsurance strategies.
a) Underwriting strategy
Underwriting strategy is a strategy to diversify the types of risks or the level of claims. For example, an entity can manage each mortality risk and survival risk in a balanced manner. In addition, the policyholder’s choice of a regular check-up is one of the main acquisition strategies.
b) Reinsurance strategy
Tongyang Life Insurance Co., Ltd. mitigates the concentration of insurance risk and utilizes reinsurance policy for the purpose of increasing efficiency of equity management. Reinsurance is divided into new contracts and existing contract. New contracts prioritize fixed risk products and target contracts that require empirical rates for a certain period of time. On the other hand, existing contracts target contracts with increasing insurance price risk.
Reinsurance contracts are made by the following procedures:
① For new contracts, the Product Committee decides whether to reinsurance during the decision-making process for launching new products. For existing contracts, if there is concern about a continued increase in insurance risk, the decision to reinsurance is made through consultation with the relevant department responsible for insurance risk management.
② Reinsurance management team related to ① discusses and analyzes products to be reinsured, limits, coinsurance ratios, and rates of return.
3) Financial risk management policy related to insurance contracts
Insurance contracts and investment contracts with discretionary participation features are classified as insurance liabilities but may be exposed to various financial risks. The nature of these exposures and the corresponding management policies are as follows.
a) Credit risk
Credit risk refers to the risk of loss caused by the counterparty’s default in provision of funds or entering a contract agreed to exchange at a predetermined price at a certain point in the future. Tongyang Life Insurance
Co., Ltd.’s reinsurance assets and reinsurance receivables are exposed to losses in case of default by the reinsurer upon collection of premiums and receivables.
b) Interest rate risk
Interest rate risk refers to the risk that occurs when the financial position of Tongyang Life Insurance Co., Ltd. is affected by the adverse interest rate movements on assets and liabilities. To minimize the effects of inconsistencies between assets and liabilities caused by interest rate movements, Tongyang Life Insurance Co., Ltd. manages matched asset-liability portfolios for each portfolio.
c) Liquidity risk
Liquidity risk refers to the risk that arises when the maturities of assets and liabilities are mismatched or when unexpected cash outflows cannot be met. Accordingly, the future cash outflows related to insurance liabilities and investment contracts with discretionary participation features, which account for most of Tongyang Life Insurance Co., Ltd’s total liabilities, determine the level of liquidity related risk for the company.

The objective of liquidity risk management is to maintain sufficient liquidity to meet repayments arising from insurance contracts under normal conditions as well as under market stress.
Tongyang Life Insurance Co., Ltd.’s main methods to manage liquidity risk are as follows:
- Regularly reviewing and managing the volume of insurance benefit payments and liquidity assets
- Maintaining and managing a portfolio composed of assets that can be relatively easily liquidated, in preparation for unexpected disruptions in funding
- Monitoring liquidity ratios through the execution of liquidity stress tests
- Establishing asset-liability management strategies that take into account the cash flows of insurance contract liabilities
d) Market risk
Market risk refers to the risk of losses being incurred when the entity’s financial position is affected by adverse price movements, such as stock prices and exchange rates. Tongyang Life Insurance Co., Ltd. engages in insurance contract transactions denominated in foreign currencies, and is, therefore, exposed to foreign exchange rate fluctuations. This exposure is managed through the use of foreign exchange forward contracts and cross-currency
interest rate swaps.
4) Concentration of insurance risk
Tongyang Life Insurance Co., Ltd. assesses the concentration of risk by considering historical experience related to the insurance contracts it has issued, and the reinsurance contracts it holds. The identified concentrations of risk are categorized based on shared characteristics relevant to the assessed exposures.
a) The fulfilment cash flows by portfolio that Tongyang Life Insurance Co., Ltd. considers significant as of
December 31, 2025 are as follows (Unit: Korean Won in millions):

December 31, 2025
Exposure
Insurance contract liabilities (assets)	25,686,541
Life	4,905,662
Health	3,843,337
Annuity saying and others	15,484,266
Variable	1,453,276
Reinsurance contract assets (liabilities)	437,556
Life	371,992
Health	65,564
Annuity saying and others	—
b) The fulfilment cash flows by country in which Tongyang Life Insurance Co., Ltd. provides insurance coverage as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Insurance contract liabilities (assets)	Reinsurance contract assets (liabilities)
Domestic	25,686,541	437,556
Overseas	—	—

Total	25,686,541	437,556

5) Insurance Risk Sensitivity
The financial impact of changes in assumptions related to the risk adjustment for non-financial risks as of December 31, 2025 are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Base amount and base amount after change				Profit and impact on equity (before tax)
		Fulfillment cash flow		Contractual service margin		Profit or loss		Other comprehensive income
	Sensitivity	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect
Base amount		25,686,541	25,248,985	1,970,517	1,865,033	—	—	—	—
Death rate	3.27% increase	25,709,647	25,269,234	1,948,712	1,846,048	56	47	85	132
Physical impediment and disease (fixed compensation) Physical impediment and disease (compensation for actual losses)	3.40% increase 2.62% increase	25,965,678	25,515,270	1,692,903	1,601,210	(996)	(995)	915	(25)
Lapse rate (increase)	9.16% increase	25,948,241	25,512,528	1,736,367	1,628,398	(555)	(551)	(25,554)	(24,915)
Lapse rate (decrease)	9.16% decrease	25,403,268	24,963,704	2,227,356	2,124,603	193	188	27,683	26,965
Operating expense (level) Operating expense (inflation)	2.62% increase 0.26%p	25,782,608	25,345,053	1,874,668	1,769,183	(353)	(353)	1,577	1,577
6) Insurance payment progress trend
Tongyang Life Insurance Co., Ltd. regularly verifies the adequacy of reserves using the total amount estimation method. The total amount is estimated by applying statistical methods such as the Payment Progress Method (PLDM), Incurred Loss Progress Method (ILDM), Frequency/Severity Method, and Bornhuetter-Ferguson Method (Unit: Korean Won in millions).

	December 31, 2025
	Year of incurrence
	2025-4	2025-3	2025-2	2025-1	2025	Total
Historical estimates of undiscounted insurance premiums	2,339,594	467,507	488,120	524,256	538,633	4,358,110
Year end of the incurrence	1,812,292	364,924	385,828	414,012	480,470	3,457,526
After 1 year	411,882	81,397	84,178	98,911	—	676,368
After 2 years	63,012	12,243	13,260	—	—	88,515
After 3 years	29,225	6,728	—	—	—	35,953
After 4 years	20,330	—	—	—	—	20,330

Cumulative insurance payment	2,336,741	465,292	483,266	512,923	480,470	4,278,692

Difference between insurance estimates and insurance payment	2,853	2,215	4,854	11,333	58,163	79,418
Discount effect						(6,613)
Liability for incurred claims expected to be paid within 1 year of incurrence						1,580,634
Risk adjustment for non-financial risks						2,577

Liability for incurred claims						1,656,016

7) Credit risk arising from insurance contracts
The fulfilment cash flows by credit rating group of Tongyang Life Insurance Co., Ltd.’s reinsurers are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Reinsurance contract assets – remaining coverage	Reinsurance contract assets – incurred claims
AAA~AA-	354,143	5,904
A+~A-	77,763	(254)
Under BBB+	—	—
Unrated	—	—

Total	431,906	5,650

8) Market risk arising from insurance contracts
a) Market risk exposure (Unit: Korean Won in millions)

December 31, 2025
Insurance contract exposure	25,686,541
Reinsurance contract exposure	437,556
Financial assets exposure	25,461,023
b) Impact of market risks on profit or loss and equity (sensitivity analysis) (Unit: Korean Won in millions)

		December 31, 2025
		Insurance contract		Reinsurance contract		Financial assets
		Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income
Interest rate	Interest rate 100bp increase	44,466	2,623,072	—	(58,960)	(155,298)	(2,608,605)
	Interest rate 100bp decrease	(75,555)	(3,230,625)	—	71,442	187,680	2,608,605
Share price	Share index 10% increase	(64,000)	—	—	—	81,337	—
	Share index 10% decrease	87,169	—	—	—	(104,506)	—

Exchange rate	Exchange rate 10% increase	—	—	—	—	17,877	—
	Exchange rate 10% decrease	—	—	—	—	(17,877)	—
9) Liquidity risk arising from insurance contracts
a) The analysis of the present value of undiscounted net cash flows related to insurance contracts issued and remaining maturity of reinsurance contracts held by Tongyang Life Insurance Co., Ltd. as of December 31, 2025 is as follows (Unit: Korean Won in millions):

	December 31, 2025
	Maturity analysis on the present value of estimate future cash flows
	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Over 10 years	Total
Insurance contract assets	—	—	—	—	—	—	—	—
Insurance contract liabilities	(925,682)	(4,055,435)	182,049	(291,500)	(542,751)	(5,906,147)	(39,756,674)	(51,296,140)
Reinsurance contract assets (liabilities)	6,595	7,475	11,017	13,347	14,427	85,891	773,103	911,855

b) The amounts payable to policyholders upon demand and the carrying amounts of the related insurance contracts as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Payable upon demand	Carrying amount of insurance contract (*1)
Insurance contract assets	—	—
Insurance contract liabilities	30,166,347	27,657,058

(*1)	The present value of estimated future cash flows, risk adjustment, and contractual service margin related to the amounts payable to policyholders upon demand as of December 31, 2025.
(2) Insurance risk management of ABL Life Insurance Co., Ltd.
1) Overview of insurance risk
“Insurance risk” refers to situations in which insurance benefit payments exceed the level anticipated when premiums were set, due to unexpected events or changes in economic conditions. ABL Life Insurance Co., Ltd. manages insurance risk using the measure “net insurance contract liabilities – net insurance contract assets.” Under the Risk-Based Capital (RBC) framework, insurance risk is categorized into sub risks such as death risk, longevity risk, disability/disease risk, lapse risk, operating expense risk, and catastrophe risk. The amounts for death risk, longevity risk, disability/disease risk, lapse risk, and operating expense risk are measured using shock scenario methods applied to actuarial assumptions related to each risk, while catastrophe risk is measured using a risk factor approach. The shock scenario method calculates the change in net asset value that results when scenario-based changes are applied to the underlying assumptions used for the fair valuation of assets and liabilities. In contrast, the risk factor method derives the risk amount by multiplying a predetermined risk factor by a specific exposure.
Accordingly, ABL Life Insurance Co., Ltd. manages insurance risk based on actuarial assumptions, interest rates, and other financial market indicators considered to have a significant impact on the amount, timing, and uncertainty of future cash flows related to insurance contracts.

Category	Estimates and financial index	Remark
Actuarial estimate	Risk rate estimate	Death, longevity, physical impediment and disease
	Lapse rate estimate	Lapse risk
	Operating expense rate estimate	Operating expense risk
	Other estimate	Policyholder behavior estimate and others
Financial market index	Interest rate	Interest-linked future cash flows of insurance contracts and the discount rates used for present value calculations
	Share price	Share-linked future cash flows of insurance contracts
	Exchange rate	Exchange rate-linked future cash flows of insurance contracts
2) Insurance risk management policy
To manage the uncertainty of the amount and timing of the claims arising due to occurrences of insured events, that is, an insurance risk, ABL Life Insurance Co., Ltd. uses an acquisition and a reinsurance strategy.

a) Underwriting strategy
Underwriting strategy is a strategy to diversify the types of risks or the level of claims. For example, an entity can manage each mortality risk and survival risk in a balanced manner. In addition, the policyholder’s choice of a regular check-up
is one of the main acquisition strategies.
b) Reinsurance strategy
ABL Life Insurance Co., Ltd. mitigates the concentration of insurance risk and utilizes reinsurance policy for the purpose of increasing efficiency of equity management. Reinsurance is divided into new contract and existing contract. New contract prioritizes fixed risk products and targets contracts that require empirical rates for a certain period of time. On the other hand, existing contract targets contracts with increasing insurance price risk.
Reinsurance contracts are made by the following procedures:
① For new contracts, the Product Committee decides whether to reinsurance during the decision-making process for launching new products. For existing contracts, if there is concern about a continued increase in insurance risk, the decision to reinsurance is made through consultation with the relevant department responsible for insurance risk management.
② Reinsurance management team related to ① discusses and analyzes products to be reinsured, limit, rate of coverage and rate of return.
3) Financial risk management policy related to insurance contracts
Insurance contracts and investment contracts with discretionary participation features are classified as insurance liabilities but may be exposed to various financial risks. The nature of these exposures and the corresponding management policies are as follows.
a) Credit risk
Credit risk refers to the risk of loss caused by the counterparty’s default in provision of funds or entering a contract agreed to exchange at a predetermined price at a certain point in the future. ABL Life Insurance Co., Ltd.’s reinsurance assets and reinsurance receivables are exposed to losses in case of default by the reinsurer upon collection of premiums and receivables.
b) Interest rate risk
Interest rate risk refers to the risk that occurs when the financial position of ABL Life Insurance Co., Ltd. is affected by the adverse interest rate movements on assets and liabilities. To minimize the effects of inconsistencies between assets and liabilities caused by interest rate movements, ABL Life Insurance Co., Ltd. manages matched asset-liability
portfolios for each portfolio.
c) Liquidity risk
Liquidity risk refers to a risk caused by inconsistency in the maturity of assets and liabilities or failure to respond to unexpected capital outflows. Therefore, future cash outflows from investment contracts with insurance liability and discretionary participation features which takes the most proportion of ABL Life Insurance Co., Ltd.’s liabilities, will determine the level of risk related to the liquidity of the ABL Life Insurance Co., Ltd. The purpose of ABL Life Insurance Co., Ltd.’s liquidity risk management is to maintain sufficient liquidity to meet repayments and other cash outflows arising from insurance contracts under both normal conditions and stressed market environments.

ABL Life Insurance Co., Ltd.’s main methods to manage liquidity risk are as follows:
- Regularly reviewing and managing the volume of insurance benefit payments and liquidity assets
- Maintaining and managing a portfolio composed of assets that can be relatively easily liquidated, in preparation for unexpected disruptions in funding
- Monitoring liquidity ratios through the execution of liquidity stress tests
- Establishing
asset-liability
management strategies that take into account the cash flows of insurance contract liabilities
d) Market risk
Market risk refers to the risk of losses being incurred when the entity’s financial position is affected by the adverse price movements such as stock prices and exchange rates. ABL Life Insurance Co., Ltd. engages in insurance contract transactions denominated in foreign currencies and is therefore exposed to foreign exchange rate fluctuations. This exposure is managed through the use of foreign exchange forward contracts and cross-currency
interest rate swaps.
4) Concentration of insurance risk
ABL Life Insurance Co., Ltd. assesses the concentration of risk by considering historical experience related to the insurance contracts it has issued and the reinsurance contracts it holds. The identified concentrations of risk are categorized based on shared characteristics relevant to the assessed exposures.
a) The fulfilment cash flows by portfolio that ABL Life Insurance Co., Ltd. considers significant as of December 31, 2025 are as follows (Unit: Korean Won in millions):

December 31, 2025
Exposure
Insurance contract liabilities (assets)	16,853,760
Life	2,217,372
Health	2,608,867
Annuity saving and others	9,615,281
Variable	2,412,240
Reinsurance contract assets (liabilities)	(97,148)
Life	(49,082)
Health	(54,439)
Annuity saving and others	6,373
b) The fulfilment cash flows by country in which ABL Life Insurance Co., Ltd. provides insurance coverage as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Insurance contract liabilities (assets)	Reinsurance contract assets (liabilities)
Domestic	16,853,760	(97,148)
Overseas	—	—

Total	16,853,760	(97,148)

5) Insurance Risk Sensitivity
The financial impact of changes in assumptions related to the risk adjustment for non-financial
risks as of December 31, 2025 are as follows (Unit: Korean Won in millions):

		December 31, 2025
		Base amount and base amount after change				Profit and impact on equity (before tax)
		Fulfillment cash flow		Contractual service margin		Profit or loss		Other comprehensive income
	Sensitivity	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect	Before reinsurance effect	After reinsurance effect
Base amount		16,853,760	16,950,908	1,063,046	1,073,523	—	—	—	—
Death rate	3.27% increase	16,861,397	16,954,761	1,059,387	1,073,663	890	1,005	(4,868)	(4,999)
Physical impediment and disease (fixed compensation) Physical impediment and disease (compensation for actual losses)	3.40% increase 2.62% increase	16,996,593	17,081,916	910,861	934,303	(1,227)	(1,148)	10,579	9,360
Lapse rate (increase)	9.16% increase	17,017,818	17,107,797	917,106	935,263	(2,909)	(2,792)	(15,208)	(15,838)
Lapse rate (decrease)	9.16% decrease	16,673,824	16,778,697	1,225,456	1,227,599	1,213	1,140	16,313	16,995
Operating expense (level) Operating expense (inflation)	2.62% increase 0.26%p	16,892,179	16,989,363	1,023,305	1,033,740	(989)	(989)	2,310	2,316
6) Insurance payment progress trend
ABL Life Insurance Co., Ltd. regularly verifies the adequacy of reserves using the total amount estimation method. The total amount is estimated by applying statistical methods such as the Payment Progress Method (PLDM), Incurred Loss Progress Method (ILDM), Frequency/Severity Method, and Bornhuetter-Ferguson Method (Unit: Korean Won in millions).

	December 31, 2025
	Year of incurrence
	2025-4	2025-3	2025-2	2025-1	2025	Total
Historical estimates of undiscounted insurance premiums	311,417	316,286	319,229	303,193	316,425	1,566,550
Year end of the incurrence	243,473	245,603	251,974	240,260	280,250	1,261,560
After 1 year	54,825	56,432	56,002	56,587	—	223,846
After 2 years	8,415	8,683	8,637	—	—	25,735
After 3 years	3,194	4,674	—	—	—	7,868
After 4 years	1,055	—	—	—	—	1,055

Cumulative insurance payment	310,962	315,392	316,612	296,847	280,250	1,520,063

Difference between insurance estimates and insurance payment	455	894	2,617	6,346	36,175	46,487
Discount effect						(4,441)
Liability for incurred claims expected to be paid within 1 year of incurrence						571,128
Risk adjustment for non-financial risks						1,761

Liability for incurred claims						614,935

7) Credit risk arising from insurance contracts
The fulfilment cash flows by credit rating group of ABL Life Insurance Co., Ltd.’s reinsurers are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Reinsurance contract assets – remaining coverage	Reinsurance contract assets – incurred claims
AAA~AA-	(129,334)	32,186
A+~A-	—	—
Under BBB+	—	—
Unrated	—	—

Total	(129,334)	32,186

8) Market risk arising from insurance contracts
a) Market risk exposure (Unit: Korean Won in millions)

December 31, 2025
Insurance contract exposure	16,853,760
Reinsurance contract exposure	(97,148)
Financial assets exposure	13,632,025
b) Impact of market risks on profit or loss and equity (sensitivity analysis) (Unit: Korean Won in millions)

		December 31, 2025
		Insurance contract		Reinsurance contract		Financial assets
		Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income	Changes in profit or loss	Changes in other comprehensive income
Interest rate	Interest rate 100bp increase	(333)	1,594,580	—	18,572	(57,695)	(1,490,766)
	Interest rate 100bp decrease	177	(1,918,176)	—	(22,409)	57,695	1,490,766
Share price	Share index 10% increase	(118,221)	—	—	—	465,004	—
	Share index 10% decrease	118,221	—	—	—	(465,004)	—
Exchange rate	Exchange rate 10% increase	(15,243)	(11,534)	—	—	(306)	—
	Exchange rate 10% decrease	14,933	11,534	—	—	306	—

9)	Liquidity risk arising from insurance contracts
a) The analysis of the present value of undiscounted cash flows related to insurance contracts issued and remaining maturity of reinsurance contracts held by ABL Life Insurance Co., Ltd. as of December 31, 2025 is as follows (Unit: Korean Won in millions):

	December 31, 2025
	Maturity analysis on the present value of estimate future cash flows
	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Over 10 years	Total
Insurance contract assets	—	—	—	—	—	—	—	—
Insurance contract liabilities	(279,094)	(1,367,315)	(508,763)	(629,346)	(948,940)	(5,442,969)	(21,796,027)	(30,972,454)
Reinsurance contract assets (liabilities)	(5,147)	(2,808)	(2,452)	(2,346)	(2,195)	(10,904)	(118,407)	(144,259)

b) The amounts payable to policyholders upon demand and the carrying amounts of the related insurance contracts as of December 31, 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2025
	Payable upon demand	Carrying amount of insurance contract (*1)
Insurance contract assets	—	—
Insurance contract liabilities	18,666,324	17,916,806

(*1)	The present value of estimated future cash flows, risk adjustment, and contractual service margin related to the amounts payable to policyholders upon demand as of December 31, 2025.